Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001785530
Registrant Name	Werewolf Therapeutics, Inc.
Registration File Number	333-299079
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES